THE CALVERT FUND

2050 M Street NW

Washington, DC 20036

Telephone: (202) 238-2200

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Calvert Fund (the “Registrant”) (1933 Act File No. 002-76510) certifies (a) that the forms of prospectuses and Statements of Additional Information used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 131 (“Amendment No. 131”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 131 was filed electronically with the Securities and Exchange Commission (Accession No. 0001133228-26-000703) on January 27, 2026.

Calvert Core Bond Fund

Calvert High Yield Bond Fund

Calvert Income Fund

Calvert Mortgage Access Fund

Calvert Short Duration Income Fund

Calvert Ultra-Short Duration Income Fund

THE CALVERT FUND

By:	/s/ Deidre E. Walsh
Deidre E. Walsh
Secretary

Date: February 5, 2026